Day Hagan Tactical Allocation Fund
Day Hagan Logix Tactical Dividend Fund

Each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Day Hagan Tactical Allocation Fund and Day Hagan Logix Tactical Dividend Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on November 2, 2018, (SEC Accession No. 0001580642-18-005212).